COMMITMENTS AND CONTINGENCIES (Details - Lease cost) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Operating lease right of use asset, gross	$ 243,550		$ 243,550
Operating lease right of use asset, accumulated depreciation	(193,761)		(183,767)
Operating lease right of use asset	49,789	$ 59,783	59,783
Operating lease liability	51,065		61,180
Operating lease liability, current	(32,191)	(42,305)	(42,305)
Operating lease liability, noncurrent	$ 18,874	$ 18,875	$ 18,875